Marketable securities, Reconciliation of the movement FVOCI (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Reconciliation of the movement FVOCI [Abstract]
Revaluation adjustments	$ (69)	$ (110)	$ (28)	$ (603)
Movement of expected credit losses on assets measured at FVOCI	(13)	3	6	(47)
Movement on marketable securities through OCI	$ (82)	$ (107)	$ (22)	$ (650)